Consolidated Balance Sheets - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ASSETS
CASH, CASH BALANCES AT CENTRAL BANKS AND OTHER DEPOSITS ON DEMAND	€ 152,281	€ 192,208	€ 220,342
FINANCIAL ASSETS HELD FOR TRADING	252,318	230,253	176,921
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	7,761	6,130	5,910
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	8,046	7,915	9,773
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	74,612	89,898	83,308
FINANCIAL ASSETS AT AMORTIZED COST	1,202,689	1,203,707	1,191,403
HEDGING DERIVATIVES	3,931	5,672	5,297
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK	50	(704)	(788)
INVESTMENTS	7,052	7,277	7,646
Joint venture entities	1,956	2,061	1,964
Associated entities	5,096	5,216	5,682
ASSETS UNDER REINSURANCE CONTRACTS	223	222	237
TANGIBLE ASSETS	27,438	32,087	33,882
Property, plant and equipment	26,416	31,212	32,926
Investment properties	1,022	875	956
INTANGIBLE ASSETS	17,308	19,259	19,871
Goodwill	11,958	13,438	14,017
Other intangible assets	5,350	5,821	5,854
TAX ASSETS	30,076	30,596	31,390
Current tax assets	11,132	11,426	10,623
Deferred tax assets	18,944	19,170	20,767
OTHER ASSETS	8,719	8,559	8,856
Insurance contracts linked to pensions	67	81	93
Inventories	7	6	7
Other	8,645	8,472	8,756
NON-CURRENT ASSETS HELD FOR SALE	75,011	4,002	3,014
TOTAL ASSETS	1,867,515	1,837,081	1,797,062
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	171,546	152,151	122,270
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	42,148	36,360	40,367
FINANCIAL LIABILITIES AT AMORTIZED COST	1,421,184	1,484,322	1,468,703
HEDGING DERIVATIVES	4,248	4,752	7,656
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK	49	(9)	55
LIABILITIES UNDER INSURANCE CONTRACTS	18,737	17,829	17,799
PROVISIONS	8,355	8,407	8,441
TAX LIABILITIES	9,568	9,598	9,932
Current tax liabilities	3,664	3,322	3,846
Deferred tax liabilities	5,904	6,276	6,086
OTHER LIABILITIES	15,937	16,344	17,598
LIABILITIES ASSOCIATED WITH NON-CURRENT ASSETS HELD FOR SALE	62,995	0	0
TOTAL LIABILITIES	1,754,767	1,729,754	1,692,821
EQUITY
SHAREHOLDERS´ EQUITY	141,144	135,196	130,443
CAPITAL	7,345	7,576	8,092
Called up paid capital	7,345	7,576	8,092
Unpaid capital which has been called up	0	0	0
SHARE PREMIUM	36,792	40,079	44,373
EQUITY INSTRUMENTS ISSUED OTHER THAN CAPITAL	0	0	720
Equity component of the compound financial instrument	0	0	0
Other equity instruments issued	0	0	720
OTHER EQUITY	273	217	195
ACCUMULATED RETAINED EARNINGS	91,959	82,326	74,114
REVALUATION RESERVES	0	0	0
OTHER RESERVES	(7,532)	(5,976)	(5,751)
Reserves or accumulated losses in joint venture investments	1,643	1,831	1,762
Others	(9,175)	(7,807)	(7,513)
(-) OWN SHARES	(96)	(68)	(1,078)
PROFIT OR LOSS ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT	14,101	12,574	11,076
(-) INTERIM DIVIDENDS	(1,698)	(1,532)	(1,298)
OTHER COMPREHENSIVE INCOME OR LOSS	(37,974)	(36,595)	(35,020)
Items that will not be reclassified to profit or loss	(4,121)	(4,757)	(5,212)
Items that may be reclassified to profit or loss	(33,853)	(31,838)	(29,808)
NON-CONTROLLING INTEREST	9,578	8,726	8,818
Other comprehensive income or loss	(1,947)	(2,020)	(1,559)
Other items	11,525	10,746	10,377
TOTAL EQUITY	112,748	107,327	104,241
TOTAL LIABILITIES AND EQUITY	1,867,515	1,837,081	1,797,062
Loan commitments granted
EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	321,234	302,861	279,589
Financial guarantees granted
EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	17,449	16,901	15,435
Other commitments granted
EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	148,118	134,493	113,273
Post-employment plans
LIABILITIES
PROVISIONS	1,656	1,731	2,225
Other long term employee benefits
LIABILITIES
PROVISIONS	993	915	880
Taxes and other legal contingencies
LIABILITIES
PROVISIONS	2,989	2,717	2,715
Contingent liabilities and commitments
LIABILITIES
PROVISIONS	713	710	702
Other provisions
LIABILITIES
PROVISIONS	2,004	2,334	1,919
Derivatives
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	51,968	57,753	50,589
Short positions
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	44,015	35,830	26,174
Deposits
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	75,563	58,568	45,507
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	30,440	28,806	34,996
FINANCIAL LIABILITIES AT AMORTIZED COST	1,072,384	1,126,439	1,125,308
Central banks
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	12,385	13,300	7,808
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	3,086	1,774	1,209
FINANCIAL LIABILITIES AT AMORTIZED COST	18,542	24,882	48,782
Credit institutions
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	27,058	26,284	17,862
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	1,424	1,625	1,735
FINANCIAL LIABILITIES AT AMORTIZED COST	74,692	90,012	81,246
Customers
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	36,120	18,984	19,837
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	25,930	25,407	32,052
FINANCIAL LIABILITIES AT AMORTIZED COST	979,150	1,011,545	995,280
Marketable debt securities
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	0	0	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	11,686	7,554	5,371
FINANCIAL LIABILITIES AT AMORTIZED COST	312,704	317,967	303,208
Other financial liabilities
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	0	0	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	22	0	0
FINANCIAL LIABILITIES AT AMORTIZED COST	36,096	39,916	40,187
For own-use
ASSETS
Property, plant and equipment	11,663	12,636	13,408
Leased out under an operating lease
ASSETS
Property, plant and equipment	14,753	18,576	19,518
Investment properties	860	749	851
Derivatives
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	58,355	64,100	56,328
Equity instruments
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	22,030	16,636	15,057
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	5,815	4,641	4,068
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	2,281	2,193	1,761
Debt securities
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	98,568	82,646	62,124
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	245	447	860
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	2,894	2,897	3,095
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	58,305	76,558	73,565
FINANCIAL ASSETS AT AMORTIZED COST	140,014	120,949	103,559
Loans and advances
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	73,365	66,871	43,412
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	1,701	1,042	982
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	5,152	5,018	6,678
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	14,026	11,147	7,982
FINANCIAL ASSETS AT AMORTIZED COST	1,062,675	1,082,758	1,087,844
Central banks
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	14,632	12,966	17,717
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	0	0	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	0	0	0
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	0	0	0
FINANCIAL ASSETS AT AMORTIZED COST	15,986	16,179	20,082
Credit institutions
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	25,967	27,314	14,061
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	0	0	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	413	408	459
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	1,120	363	313
FINANCIAL ASSETS AT AMORTIZED COST	61,513	55,537	57,917
Customers
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	32,766	26,591	11,634
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	1,701	1,042	982
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	4,739	4,610	6,219
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	12,906	10,784	7,669
FINANCIAL ASSETS AT AMORTIZED COST	€ 985,176	€ 1,011,042	€ 1,009,845